UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21549
                                                    ----------------------------

                          ENERGY INCOME AND GROWTH FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

                     Date of reporting period: MAY 31, 2005
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                          ENERGY INCOME AND GROWTH FUND
                               SEMI-ANNUAL REPORT
                      FOR THE SIX MONTHS ENDED MAY 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2005

Shareholder Letter ........................................................    1

Portfolio Components ......................................................    2

Portfolio of Investments ..................................................    3

Statement of Assets and Liabilities .......................................    4

Statement of Operations ...................................................    5

Statements of Changes in Net Assets .......................................    6

Statement of Cash Flows ...................................................    7

Financial Highlights ......................................................    8

Notes to Financial Statements .............................................    9

Additional Information ....................................................   15
    Dividend Reinvestment Plan
    Proxy Voting Policies and Procedures
    Portfolio Holdings
    Submission of Matters to a Vote of Shareholders

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Energy Income and Growth Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                       ENERGY INCOME AND GROWTH FUND (FEN)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2005

Dear Shareholders:

We are pleased to report that the Energy Income and Growth Fund (the "Fund"), which began trading on June 29, 2004, delivered substantial upside to shareholders for the 11-month period ended May 31, 2005. Based on market price, the Fund's total return was 18.8%. Its net asset value ("NAV") total return was 23.1%. The S&P 500 Index gained 6.2% for the same period. For the six months ended May 31, 2005, the market value total return was 5.7% and the NAV total return was 8.5%. This compared to a 2.4% total return for the S&P 500 Index. On top of the good returns, the Fund traded at a 1.3% premium to its NAV on May 31. Its current distribution rate was 5.8% based on the market price at May 31, 2005.

As we mentioned in the Fund's annual report, we were fortunate that we were in a position to launch FEN at the end of June 2004. Though we did not know it at the time, a quick look back shows that the spike in interest rates (based on the 10-yr. T-Note) that persisted throughout much of the first half of 2004 peaked on June 13. As a result, Jim Cunnane, the Fund's portfolio manager, was able to invest the proceeds raised from the IPO in Master Limited Partnerships ("MLPs") at more attractive valuation levels than would have been available in the months prior. This is not to suggest that rising interest rates will always have a negative impact on the portfolio. MLPs may in some cases be in a position to offer greater resiliency to rising rates than other income-oriented securities because of their tax appeal and the ability to potentially grow their distributions over time. As Jim mentioned in his commentary in the November 30, 2004 annual report, new legislation allowing institutional investors to purchase MLPs will be worth monitoring. Institutional investors, including pension plans, for example, have just started to embrace the REIT market in the past few years. REITs, like MLPs, carry a low correlation to common stocks, so they can offer investors some meaningful diversification, especially for those with a long term horizon.

The Fund's first distribution in October 2004 of $0.325 per share was classified as a return of capital. With respect to dividend distributions during fiscal year 2005, the Fund's regularly scheduled quarterly payout increased slightly to $0.33 per share.

The performance of MLPs should be influenced more by the demand for energy-related products than the prices of those products. Financial news today is extremely attentive to the plight of the energy sector. But for MLPs, the interest lies more in the discussion of what is fueling all the speculation - namely potential supply constraints - rather than if the price of a barrel of oil will exceed $60 or surge toward $100. If you have been following this story closely, much of the focus of late has been directed toward those companies that prospect and drill for oil and gas. It is a case of supply struggling to meet demand. What should be appealing to MLP investors today is the talk that these companies are beginning to increase their prospecting efforts in an effort to boost the production levels of oil and gas.

We continue to appreciate your interest in the Fund.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of the Energy Income and Growth Fund
July 8, 2005

ENERGY INCOME AND GROWTH FUND
PORTFOLIO COMPONENTS WITHIN OIL, GAS & CONSUMABLE FUELS INDUSTRY*
MAY 31, 2005 (UNAUDITED)

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Storage & Transporation                                      83.0%
Refining & Marketing                                          6.1%
Coal                                                          9.6%
Integrated                                                    1.3%

* Percentages are based on total investments; please note that the percentages shown on the Portfolio of Investments are based on net assets.

CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and/or Fiduciary Asset Management, LLC and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would," or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Fund's actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and/or Fiduciary Asset Management, LLC and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


Page 2                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                           VALUE
 ----------                                                      ------------

MASTER LIMITED PARTNERSHIPS - 132.0%

              OIL, GAS & CONSUMABLE FUELS - 132.0%
    154,045   Alliance Resource Partners, L.P. ..............   $  10,969,544
    131,300   Atlas Pipeline Partners, L.P. .................       5,473,897
     53,576   Buckeye Partners, L.P. ........................       2,384,132
    317,272   Crosstex Energy, L.P. .........................      11,643,882
    164,057   Enbridge Energy Partners, L.P. ................       8,463,701
    197,000   Energy Transfer Partners, L.P. ................       6,223,230
    370,370   Energy Transfer Partners, L.P. + ..............      11,177,026
    644,998   Enterprise Product Partners, L.P. .............      16,576,449
     73,100   Hiland Partners, L.P. .........................       2,558,500
    250,000   Holly Energy Partners, L.P. ...................      10,175,000
    385,275   Inergy, L.P. ..................................      12,066,813
    103,212   Kaneb Pipeline Partners, L.P. .................       6,329,992
    140,771   Kinder Morgan Energy Partners, L.P. ...........       6,723,223
    347,826   Magellan Midstream Partners, L.P. .............      10,264,457
    136,330   Magellan Midstream Partners, L.P. .............       4,283,489
     85,250   MarkWest Energy Partners, L.P. ................       4,109,050
    144,928   MarkWest Energy Partners, L.P. + ..............       6,706,108
     25,477   Martin Midstream Partners, L.P. ...............         799,978
    128,169   Natural Resource Partners, L.P. ...............       7,455,591
    124,774   Northern Border Partners, L.P. ................       5,939,242
    203,843   Pacific Energy Partners, L.P. .................       6,339,517
    344,956   Plains All American Pipeline, L.P. ............      14,567,492
        134   Sunoco Logistics Partners, L.P. ...............           4,978
     14,000   Teekay LNG Partners, L.P. .....................         369,180
     97,932   TEPPCO Partners, L.P. .........................       4,049,488
     32,975   TransMontaigne Partners, L.P. .................         809,536
     70,000   U.S. Shipping Partners, L.P. ..................       1,792,000
    215,895   Valero, L.P. ..................................      13,053,012
                                                                -------------
                                                                  191,308,507
                                                                -------------
              TOTAL MASTER LIMITED PARTNERSHIPS .............     191,308,507
                                                                -------------
              (Cost $148,315,058)

COMMON STOCKS - 0.8%

              OIL, GAS & CONSUMABLE FUELS - 0.8%
     40,000   Copano Energy, LLC ............................       1,194,000
                                                                -------------
              TOTAL COMMON STOCKS ...........................       1,194,000
                                                                -------------
              (Cost $800,000)

              TOTAL INVESTMENTS - 132.8% ....................     192,502,507
              (Cost $149,115,058)*

              NET OTHER ASSETS & LIABILITIES - (9.3)% .......     (13,544,867)
              NOTES PAYABLE OUTSTANDING - (23.5)% ...........     (34,000,000)
                                                                -------------
              NET ASSETS - 100.0% ...........................   $ 144,957,640
                                                                =============

================================================================================

         *    Aggregate cost for federal income tax purposes.

         + Securities are restricted securities and market value is determined in accordance with procedures adopted by the Board of Trustees.


                       See Notes to Financial Statements.                 Page 3

ENERGY INCOME AND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2005 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $149,115,058) ...................................................   $ 192,502,507
Cash .....................................................................       1,211,786
Prepaid interest rate cap (cost $543,733) ................................         438,582
Prepaid expenses .........................................................         517,480
Interest receivable ......................................................           2,522
                                                                             -------------
     Total Assets ........................................................     194,672,877
                                                                             -------------

LIABILITIES:
Energy notes payable .....................................................      34,000,000
Deferred income tax liability ............................................      15,451,976
Investment advisory fee payable ..........................................         113,379
Audit and legal fees payable .............................................          55,436
Interest payable on Energy Notes .........................................          35,770
Printing fees payable ....................................................          25,455
Payable to administrator .................................................          15,117
Accrued expenses and other payables ......................................          18,104
                                                                             -------------
     Total Liabilities ...................................................      49,715,237
                                                                             -------------
NET ASSETS ...............................................................   $ 144,957,640
                                                                             =============

NET ASSETS CONSIST OF:
Accumulated net investment loss ..........................................   $  (2,026,468)
Accumulated net realized gain on investments sold ........................       2,491,650
Net unrealized appreciation of investments ...............................      27,830,322
Par value ................................................................          64,470
Paid-in capital ..........................................................     116,597,666
                                                                             -------------
     Net Assets ..........................................................   $ 144,957,640
                                                                             =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .....   $       22.48
                                                                             =============
Number of Common Shares outstanding ......................................       6,446,995
                                                                             =============


Page 4                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)

INVESTMENT INCOME:
Dividends ...............................................................   $     24,800
Interest ................................................................         25,235
                                                                            ------------
     Total investment income ............................................         50,035
                                                                            ------------
EXPENSES:
Investment advisory fee .................................................        872,989
Interest expense ........................................................        496,339
Audit and legal fees ....................................................        151,220
Administration fee ......................................................         87,297
Trustees' fees and expenses .............................................         28,814
Printing fees ...........................................................         17,498
Custodian fees ..........................................................          8,408
Other ...................................................................        125,116
                                                                            ------------
Total expenses ..........................................................      1,787,681
Expenses reimbursed by investment advisor ...............................       (218,263)
                                                                            ------------
     Net expenses .......................................................      1,569,418
                                                                            ------------
NET INVESTMENT LOSS BEFORE TAXES ........................................     (1,519,383)
                                                                            ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain/(loss) on:
     Investments sold ...................................................      2,678,172
     Written option transactions ........................................       (186,522)
                                                                            ------------
Net realized gain on investments during the period ......................      2,491,650
                                                                            ------------
Net change in unrealized appreciation/(depreciation) of:
     Investments ........................................................     17,039,453
     Written option transactions ........................................        183,243
     Interest rate cap transaction ......................................       (105,151)
                                                                            ------------
Net change in unrealized appreciation/(depreciation) of investments
   and interest rate cap transaction during the period ..................     17,117,545
                                                                            ------------
Net realized and unrealized gain on investments .........................     19,609,195
                                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS BEFORE TAXES .......     18,089,812
Deferred income tax expense .............................................      6,474,564
                                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS AFTER INCOME
   TAX EXPENSE ..........................................................   $ 11,615,248
                                                                            ============


                       See Notes to Financial Statements.                 Page 5

ENERGY INCOME AND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SIX
                                                                                         MONTHS
                                                                                          ENDED           PERIOD
                                                                                        5/31/2005          ENDED
                                                                                       (UNAUDITED)      11/30/2004*
                                                                                      -------------    -------------
Net investment loss before taxes ..................................................   $  (1,519,383)   $    (824,050)
Net realized gain on investments ..................................................       2,491,650          316,965
Net change in unrealized appreciation/(depreciation) of investments
   and interest rate cap transaction during the period ............................      17,117,545       26,164,753
Deferred income tax expense .......................................................      (6,474,564)      (8,977,412)
                                                                                      -------------    -------------
Net increase in net assets resulting from operations after income tax expense .....      11,615,248       16,680,256

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Return of capital .................................................................      (4,242,142)      (2,081,702)
                                                                                      -------------    -------------
Total distributions to shareholders ...............................................      (4,242,142)      (2,081,702)

CAPITAL TRANSACTIONS:
Net proceeds from sale of 6,405,236 shares of Common Shares .......................              --      122,083,798
Proceeds from 26,352 and 15,407 shares reinvested .................................         591,262          310,920
                                                                                      -------------    -------------
Net increase in net assets ........................................................       7,964,368      136,993,272

NET ASSETS:
Beginning of period ...............................................................     136,993,272               --
                                                                                      -------------    -------------
End of period .....................................................................   $ 144,957,640    $ 136,993,272
                                                                                      =============    =============
Accumulated net investment loss at end of period ..................................   $  (2,026,468)   $    (507,085)
                                                                                      =============    =============

----------
*     The Fund commenced operations on June 17, 2004.


Page 6                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations ......................    $ 11,615,248
   Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Changes in assets and liabilities:
     Increase in investments* .............................................     (18,344,504)
     Increase in interest rate cap** ......................................        (438,582)
     Decrease in interest and dividends receivable ........................          43,634
     Increase in other assets .............................................        (517,480)
     Decrease in receivable for investments sold ..........................         906,212
     Decrease in written options ..........................................        (397,435)
     Decrease in payable for investments purchased ........................      (2,048,358)
     Decrease in interest expense .........................................         (39,249)
     Decrease in accrued expenses .........................................           5,549
     Increase in deferred income tax expense ..............................       6,474,564
                                                                               ------------
CASH USED BY OPERATING ACTIVITIES .........................................                     $ (2,740,401)

CASH FLOWS FROM FINANCING ACTIVITIES
   Distributions paid (net of proceeds from 26,352 shares reinvested) .....      (3,650,880)
   Decrease in loan outstanding ...........................................     (30,000,000)
   Issuance of Energy Notes ...............................................      34,000,000
                                                                               ------------
CASH PROVIDED BY OPERATING ACTIVITIES .....................................                          349,120
                                                                                                ------------
Decrease in cash ..........................................................                       (2,391,281)
Cash at beginning of period ...............................................                        3,603,067
                                                                                                ------------
Cash at end of period .....................................................                        1,211,786
                                                                                                ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest ....................................                     $   (535,588)

----------
* Includes net change in unrealized appreciation on investments of $17,039,453.

** Includes net change in unrealized depreciation on interest rate cap of $(105,151).


                       See Notes to Financial Statements.                 Page 7

ENERGY INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               SIX
                                                                                             MONTHS
                                                                                              ENDED           PERIOD
                                                                                            5/31/2005          ENDED
                                                                                           (UNAUDITED)      11/30/2004*
                                                                                           -----------      -----------
Net asset value, beginning of period ..................................................    $     21.34      $     19.10
                                                                                           -----------      -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss before taxes ......................................................          (0.24)           (0.13)
Net realized and unrealized gain on investments and interest rate cap transactions ....           2.04             2.74
                                                                                           -----------      -----------
Total from investment operations after income tax expense .............................           1.80             2.61

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Return of capital .....................................................................          (0.66)           (0.33)
                                                                                           -----------      -----------
Total from distributions ..............................................................          (0.66)           (0.33)
                                                                                           -----------      -----------
Common Shares offering costs charged to paid-in capital ...............................             --            (0.04)
                                                                                           -----------      -----------
Net asset value, end of period ........................................................    $     22.48      $     21.34
                                                                                           ===========      ===========
Market value, end of period ...........................................................    $     22.70      $     22.12
                                                                                           ===========      ===========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ............................................           8.46%           13.53%
                                                                                           ===========      ===========
TOTAL RETURN BASED ON MARKET VALUE (B)+ ...............................................           5.66%           12.38%
                                                                                           ===========      ===========

Net assets, end of period (in 000's) ..................................................    $   144,958      $   136,993

RATIOS OF EXPENSES TO AVERAGE NET ASSETS**:
 Excluding interest expense and tax expense and including reimbursements ..............           1.51%            1.36%
 Excluding tax expense and reimbursements and including interest expense ..............           2.52%            2.20%
 Excluding tax expense and including interest expense and reimbursements ..............           2.21%            1.91%
 Including tax expense, reimbursements and interest expense ...........................          11.34%           18.09%

RATIOS OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS**:
 Excluding tax expense and including interest expense and reimbursements ..............          (2.14)%          (1.49)%
 Including tax expense, reimbursements and interest expense ...........................         (11.27)%         (17.67)%

 Portfolio turnover rate ..............................................................          16.14%           34.86%

SENIOR INDEBTEDNESS:
Total loan outstanding (in 000's) .....................................................            N/A      $    30,000
Asset coverage per $1,000 loan outstanding (c) ........................................            N/A      $     5,566
Total Energy Notes outstanding ........................................................          1,360              N/A
Principal amount and market value per Energy Note (d) .................................    $    25,026              N/A
Asset coverage per Energy Note (e) ....................................................    $   131,587              N/A

----------
*     The Fund commenced operations on June 17, 2004.

**    Annualized.

(a) Total return based on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share and does not reflect sales load.

(b) Total return based on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in stock price per share, all based on market price per share.

(c) Calculated by subtracting the Fund's total liabilities (not including loan outstanding) from the Fund's total assets and dividing this by the amount of senior indebtedness.

(d)   Includes accumulated and unpaid interest.

(e) Calculated by subtracting the Fund's total liabilities (not including the Energy Notes) from the Fund's total assets, and dividing this by the number of Energy Notes outstanding.

+     Total return is not annualized for periods less than one year.


Page 8                 See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2005 (UNAUDITED)

                               1. FUND DESCRIPTION

Energy Income and Growth Fund (the "Fund") is a non-diversified closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEN on the American Stock Exchange.

The Fund's investment objective is to seek a high level of after-tax total return with an emphasis on current distributions paid to shareholders. The Fund seeks to provide its shareholders with an efficient vehicle to invest in a portfolio of cash-generating securities of energy companies. The Fund will focus on investing in publicly traded master limited partnerships ("MLPs") and related public entities in the energy sector, which the Fund's sub-adviser believes offer opportunities for income and growth. Due to the tax treatment of cash distributions made by MLPs to their investors, the Fund believes that a significant portion of the distributions received will be tax deferred, thereby maximizing cash available for distribution by the Fund to its shareholders. There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The Fund will determine the net asset value of its Common Shares as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, no less frequently than weekly on Friday of each week. Net asset value is computed by dividing the value of all assets of the Fund (including option premiums, accrued interest and dividends), less all Fund liabilities (including accrued expenses, dividends payable, current and deferred income taxes, any borrowings of the Fund and the market value of written call options) by the total number of shares outstanding. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the net asset value of the Fund would likely fluctuate.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in 60 days or less are valued at amortized cost.

Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

OPTION CONTRACTS:

The Fund may enter into various hedging and strategic transactions to seek to reduce interest rate risks arising from any use of financial leverage by the Fund, to facilitate portfolio management and mitigate risks.

Call options are contracts representing the right to purchase a common stock at a specified price (the "strike price") through a specified future date (the "expiration date"). The price of the option is determined from trading activity in the broad options market, and generally reflects the relationship between the current market price for the underlying common stock and the strike price, as well as the time remaining until the expiration date. The Fund will write call options only if they are "covered." In the case of a call option on a common stock or other security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Fiduciary Asset Management, LLC (the "Sub-Adviser") (in accordance with procedures adopted by the Board of Trustees) in such amount are segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2005 (UNAUDITED)

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid at the time the option expires. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

CASH FLOW INFORMATION:

The Fund issues its shares and distributes dividends from return of capital (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash receipts and disbursements is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized and recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital from the MLP. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, the average daily gross asset value of the Fund minus accrued liabilities (excluding the principal of any borrowings), in restricted securities. The Fund currently holds the restricted securities shown in the following table consisting of limited partnership units of Energy Transfer Partners, L.P. ("Energy Transfer"), and limited partnership units of MarkWest Energy Partners, L.P. ("MarkWest"), which were purchased in private placement transactions. Restricted securities are valued at fair value in accordance with procedures adopted by the Fund's Board of Trustees.

ENERGY TRANSFER. The Fund has certain automatic registration rights with respect to the Energy Transfer restricted securities. On March 29, 2005, the Securities and Exchange Commission ("SEC") declared a registration statement on Form S-3 effective with respect to the Energy Transfer restricted shares held by the Fund. The Fund is in the process of having the restrictive legend removed from such securities.

MARKWEST. The Fund has certain demand and piggy back registration rights with respect to the MarkWest restricted securities. On January 21, 2005, the SEC declared a registration statement on Form S-3 effective with respect to the MarkWest restricted securities held by the Fund. The Fund is in the process of having the restrictive legend removed from such securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2005 (UNAUDITED)

                                               CARRYING       CARRYING       VALUE PER
                                               VALUE PER   COST PER SHARE    SHARE AT
                                                 SHARE     AT ACQUISITION   ACQUISITION       5/31/05
                   ACQUISITION                 5/31/05           DATE           DATE           VALUE          % OF
SECURITY              DATE        SHARES     (RESTRICTED)   (RESTRICTED)   (UNRESTRICTED)   (RESTRICTED)    NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Energy Transfer
Partners, L.P.       1/26/05      370,370       $30.18         $27.54          $29.74*      $ 11,177,026        7.71%

MarkWest
Energy
Partners, L.P.       7/30/04      144,928        46.27          34.50           43.92**        6,706,108        4.63
                                  -------                                                   ------------       -----
                                  515,298                                                   $ 17,883,134       12.34%
                                  =======                                                   ============       =====

* This is the carrying value of unrestricted shares of Energy Transfer at 1/26/05 adjusted for the 2 for 1 stock split effective on March 16, 2005, which is the date of purchase and date an enforceable right to acquire the restricted Energy Transfer securities was obtained by the Fund.

** This is the carrying value of unrestricted shares of MarkWest at 7/30/04, which is the date of purchase and date an enforceable right to acquire the restricted MarkWest securities was obtained by the Fund.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund intends to make quarterly distributions to Common Shareholders. The Fund's distributions generally will consist of cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks, interest from debt instruments and income from other investments held by the Fund less operating expenses, including taxes. Distributions made from current and accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income.

Distributions that are in an amount greater than the Fund's current and accumulated earnings and profits will represent a tax-deferred return of capital to the extent of a shareholder's basis in its Common Shares, and such distributions would correspondingly reduce the amount of realized loss upon the sale of the Common Shares. A reduction in the shareholder's basis would increase the realized gain or reduce the amount of realized loss upon the sale of the Common Shares. Additionally, distributions not paid from current and accumulated earnings and profits that exceed a shareholder's tax basis in its Common Shares will be taxed as a capital gain.

Distributions paid during the six months ended May 31, 2005, of $4,242,142 have been characterized as return of capital for tax purposes. Distributions will automatically be reinvested in additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

INCOME TAXES:

The Fund has elected to be treated as a regular C corporation for U.S. federal income tax purposes and as such will be obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. The current U.S. federal maximum graduated income tax rate for corporations is 35%. In addition, the United States also imposes a 20% alternative minimum tax on the recalculated alternative minimum taxable income of an entity treated as a corporation. This differs from most investment companies, which elect to be treated as "regulated investment companies" under the United States Internal Revenue Code of 1986, as amended.

The tax deferral benefit the Fund derives from its investment in MLPs results largely because the MLPs are treated as partnerships for federal income tax purposes. As a partnership, an MLP has no income tax liability at the entity level. As a limited partner in the MLPs in which it invests, the Fund will be allocated its pro rata share of income, gains, losses, deductions and credits from the MLPs, regardless of whether or not any cash is distributed from the MLPs.

To the extent that the distributions received from the MLPs exceed the net taxable income realized by the Fund from its investment, a tax liability results. This tax liability is a deferred liability to the extent that MLP distributions received have not exceeded the Fund's adjusted tax basis in the respective MLPs. To the extent that distributions from an MLP exceed the Fund's adjusted tax basis, the Fund will recognize a taxable capital gain.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2005 (UNAUDITED)

For the six months ended May 31, 2005, distributions of $5,344,893 received from MLPs have been classified as return of capital. The cost basis of applicable MLPs has been reduced accordingly.

The Fund's provision for income taxes is calculated in accordance with SFAS No. 109 ACCOUNTING FOR INCOME TAXES and consists of the following:

Current federal and state income taxes ........................    $         --
Deferred federal income taxes .................................       6,231,398
Deferred state income taxes ...................................         243,166
                                                                   ------------
Total income tax expense ......................................    $  6,474,564
                                                                   ============

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Components of the Fund's deferred tax assets and liabilities as of May 31, 2005 are as follows:

DEFERRED TAX ASSETS:
Net operating loss carryforwards ..............................    $    857,004
State income taxes ............................................         104,230
                                                                   ------------
                                                                   $    961,234
                                                                   ============

DEFERRED TAX LIABILITIES:
Unrealized gains on investment securities .....................    $ 16,413,210
                                                                   ------------
Total net deferred tax liability ..............................    $ 15,451,976
                                                                   ============

The components of income tax expense include $6,231,398 and $243,166 for deferred federal and state income taxes, respectively. For the period ended November 30, 2004, the Fund had a net operating loss for federal income tax purposes of approximately $616,469. This net loss may be carried forward for 20 years, and accordingly would expire after the year ended November 30, 2024.

Total income taxes differ from the amount computed by applying the federal statutory income tax rate of 35% to net investment income and realized and unrealized gains on investments.

Application of statutory income tax rate ......................    $  6,331,434
Dividends received deduction ..................................         (14,928)
State income taxes, net .......................................         158,058
                                                                   ------------
Total .........................................................    $  6,474,564
                                                                   ============

EXPENSES:

The Fund will pay all expenses directly related to its operations.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust Advisors, L.P. ("First Trust") the Fund's investment advisor, has paid all organizational expenses. The Fund's estimated share of Common Share offering costs, $256,209, were recorded as a reduction of the proceeds from the sale of Common Shares during the period ended November 30, 2004.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2005 (UNAUDITED)

INTEREST RATE CAP:

The Fund has entered into an interest rate cap transaction with Lehman Brothers Special Financing Inc. for the purpose of limiting the impact that higher short-term interest rates would have on the leverage costs of the Fund. The transaction has a notional amount of $34,000,000, a cap rate of 5.00% per annum and a termination date of May 3, 2010 and is marked to market with the change in value reflected in unrealized appreciation/(depreciation). The initial cost of the transaction, $552,500, was recorded as a prepaid asset and is being amortized to expense on a straight line basis over the term of the transaction.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets, the average daily gross asset value of the Fund minus accrued liabilities.

Fiduciary Asset Management, LLC (the "Sub-Adviser") serves as the Fund's sub-adviser and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Adviser receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust out of the First Trust investment advisory fee.

First Trust has agreed to reimburse the Fund for fees and expenses in an amount equal to 0.25% of the average daily Managed Assets of the Fund for the first two years of the Fund's operations through June 24, 2006. The Sub-Adviser has agreed to bear a portion of this expense reimbursement obligation by reducing the amount of its full sub-advisory fee by 0.382%. Reimbursements are reported as "expenses reimbursed by investment advisor" in the statement of operations.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended May 31, 2005, aggregated amounts were $30,029,053 and $31,402,174, respectively.

As of May 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $43,499,070 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $111,621.

WRITTEN OPTION ACTIVITY FOR THE FUND WAS AS FOLLOWS:

                                                        NUMBER
                                                          OF
                                                       CONTRACTS      PREMIUMS
                                                      ----------     ----------
WRITTEN OPTIONS
Options outstanding at November 30, 2004 .........         1,139     $  214,192
Options written ..................................            65         21,969
Options closed ...................................        (1,204)      (236,161)
                                                      ----------     ----------
Options outstanding at May, 2005 .................            --     $       --
                                                      ==========     ==========

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2005 (UNAUDITED)

                                5. COMMON SHARES

As of May 31, 2005, 6,446,995 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                      SIX MONTHS ENDED             PERIOD ENDED
                                                        MAY 31, 2005             NOVEMBER 30, 2004
                                                        ------------             -----------------
                                                     SHARES       AMOUNT       SHARES         AMOUNT
                                                     ------       ------       ------         ------
Proceeds from shares sold .....................           --    $      --    6,405,236    $ 122,340,007
Issued as reinvestment of dividends under
   the Dividend Reinvestment Plan .............       26,352      591,262       15,407          310,920
Offering cost of Common Shares ................           --           --           --         (256,209)
                                                   ---------    ---------    ---------    -------------
                                                      26,352    $ 591,262    6,420,643    $ 122,394,718
                                                   =========    =========    =========    =============

                                 6. ENERGY NOTES

The Fund's Declaration of Trust authorizes the issuance of notes as determined by the Board of Trustees without the approval of Common Shareholders. As of May 31, 2005, the Fund has 1,360 Series A Energy Notes ("Energy Notes") outstanding at a principal value of $25,000 per note. The principal amount of the Energy Notes will be due and payable on March 2, 2045. The Energy Notes offering costs of $158,761 and commissions of $340,000 paid directly to Lehman Brothers, were recorded as prepaid assets and are being amortized to expense on a straight line basis over the term of the Energy Notes.

An auction of the Energy Notes is generally held every 28 days. The Energy Notes will pay interest at an annual rate that may vary for each auction rate period. Existing note holders may submit an order to buy, sell or hold such notes on each auction date.

The annual interest rate in effect as of May 31, 2005, was 3.018%. The interest rate, as set by the auction process, is generally expected to vary with short-term interest rates.

                               7. CREDIT AGREEMENT

The Fund has a credit agreement with the Custodial Trust Company of Bear Stearns, under which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $30,000,000 or the maximum amount the Fund is permitted to borrow under the 1940 Act. For the six months ended May 31, 2005, the average amount outstanding was $9,560,440 with a weighted average interest rate of 3.34%. This credit agreement has no maturity date and can be paid or called at any time.

                         8. CONCENTRATION OF CREDIT RISK

The Fund intends to invest at least 85% of its Managed Assets in securities issued by energy companies, energy sector MLPs and MLP related entities. Given this industry concentration, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Energy issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

                              9. SUBSEQUENT EVENTS

On June 20, 2005, the Fund declared a dividend of $0.33 per share to Common Shareholders of record July 14, 2005, payable July 29, 2005.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2005 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends and distributions on your Common Shares will be automatically reinvested by PFPC (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC, as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

      (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                  MAY 31, 2005

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of the Shareholders of Energy Income and Growth Fund, First Trust Value Line(R) 100 Fund, First Trust/Fiduciary Asset Management Covered Call Fund and First Trust/Aberdeen Global Opportunity Income Fund was held on April 18, 2005. At the Annual Meeting the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, were elected to serve an additional one year term. The number of votes cast for James A. Bowen was 6,352, 956, the number of votes withheld was 50,441 and the number of abstentions was 6,282,515. The number of votes cast for Niel B. Nielson was 6,332,956, the number of votes withheld was 50,100 and the number of abstentions was 6,282,856. The number of votes cast for Richard E. Erickson was 6,332,956, the number of votes withheld was 47,965 and the number of abstentions was 6,284,991. The number of votes cast for Thomas R. Kadlec was 6,332,956, the number of votes withheld was 48,492 and the number of abstentions was 6,284,464. The number of votes cast for David M. Oster was 6,352,956, the number of votes withheld was 48,565 and the number of abstentions was 6,284,391.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ENERGY INCOME AND GROWTH FUND
            --------------------------------------------------------------------

By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date              JULY 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)


Date              JULY 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              JULY 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.